Basis of preparation and material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
in EUR million	2025	2024	2023
In accordance with IFRS-EU (attributable to the shareholders of the parent)	6,327	6,392	7,287
Adjustment of the EU IAS 39 carve-out	2,643	-1,528	-4,455
Tax effect of the adjustment	-647	470	1,308
Effect of adjustment after tax	1,996	-1,058	-3,147
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	8,324	5,334	4,140

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
in EUR million	2025	2024	2023
In accordance with IFRS-EU (attributable to the shareholders of the parent)	49,698	50,314	51,240
Adjustment of the EU IAS 39 carve-out	6,022	3,378	4,902
Tax effect of the adjustment	-1,636	-989	-1,457
Effect of adjustment after tax	4,386	2,389	3,444
In accordance with IFRS-IASB Shareholders’ equity	54,083	52,703	54,684